Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The following table sets forth a breakdown of cash by currency denomination and jurisdiction as of December 31, 2022 and 2023.
	RMB equivalent (US$)	RMB		Total in RMB
	Overseas	China
		Non VIE	VIEs
December 31, 2022	212,158,382	1,238,532	32,873,528	246,270,442
December 31, 2023	213,193,629	2,044,669	11,801,953	227,040,251